Biological Assets - Summary of Change in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in biological assets [abstract]
Balance, beginning of year	$ 429	$ 3,477
Increase in biological assets due to capitalized costs	7,243	21,501
Net change in fair value of biological assets	(892)	(7,936)
Transferred to inventory upon harvest	(5,593)	(16,613)
Balance, end of year	$ 1,187	$ 429